Borrowings - Annual interest (Details) $ in Millions				12 Months Ended
	Jul. 29, 2022 installment	Feb. 02, 2022 installment	Nov. 01, 2021	Dec. 31, 2022	Mar. 25, 2022 USD ($)	Feb. 28, 2014	Nov. 30, 2012
Disclosure of detailed information about borrowings [line items]
Number Of Installments	3
Banco de la Ciudad de Buenos Aires | Morethan 12 and 18 months | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Amortization rate after twelve and eighteen months			30.00%
Banco de la Ciudad de Buenos Aires | 4/1/2025 | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Amortization rate after twenty-four months			40.00%
Citibank N.A. | Indebtedness
Disclosure of detailed information about borrowings [line items]
Number Of Installments		6
Commitment Agreement With Banco Macro [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maximum Borrowing Capacity | $					$ 40
Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | Credit Facility Agreement With BNDES
Disclosure of detailed information about borrowings [line items]
Maximum percentage of net profits for dividend payment requiring pre-authorization							25.00%
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With BNDES And CAIXA
Disclosure of detailed information about borrowings [line items]
Maximum percentage of net profits for dividend payment requiring pre-authorization						25.00%
Armenia International Airports C.J.S.C.
Disclosure of detailed information about borrowings [line items]
Effective interest rate				5.50%
Interest rate subsidized by government				50.00%